Post- Employment Benefits - Summary of Percentage of Assets Amount Contributed to Fair Value of Plan Assets (Detail)	Dec. 31, 2018
Percentage Of Assets Amount Contributed To Fair Value Of Plan Assets [Abstract]
Cash	3.00%
Bonds	59.00%
Shares	12.90%
Real estate	17.10%
Mortgages	8.00%
Alternative investments	0.00%
Total	100.00%